united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)

Altegris/AACA Opportunistic Real Estate Fund

Class A (RAAAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	2.98%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
Altegris/AACA Opportunistic Real Estate Fund - with load
S&P 500® Index
Dow Jones U.S. Real Estate Total Return Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$17,523
$16,594
$15,635
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund - with load	S&P 500® Index	Dow Jones U.S. Real Estate Total Return Index
06/30/14	$10,000	$9,422	$10,000	$10,000
06/30/15	$10,893	$10,263	$10,742	$10,362
06/30/16	$12,078	$11,380	$11,171	$12,535
06/30/17	$13,531	$12,749	$13,170	$12,714
06/30/18	$15,425	$14,533	$15,064	$13,374
06/30/19	$15,929	$15,008	$16,633	$15,087
06/30/20	$18,458	$17,391	$17,881	$14,054
06/30/21	$25,540	$24,063	$25,175	$18,588
06/30/22	$17,804	$16,774	$22,503	$17,178
06/30/23	$15,815	$14,901	$26,912	$16,723
06/30/24	$16,594	$15,635	$33,521	$17,523

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund
Without Load	- 0.63%	4.92%	0.82%	5.20%
With Load	- 6.33%	- 1.10%	- 0.37%	4.57%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.04%	5.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$135,571,479
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$941,769
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
66.6%
Financials
20.8%
Consumer Discretionary
6.8%
Communications
5.2%
Energy
5.0%
Industrials
3.9%
Consumer Staples
2.9%
Money Market Funds
2.2%
Liabilities in Excess of Other Assets
-13.4%

Value	Value
Liabilities in Excess of Other Assets	-13.4%
Money Market Funds	2.2%
Consumer Staples	2.9%
Industrials	3.9%
Energy	5.0%
Communications	5.2%
Consumer Discretionary	6.8%
Financials	20.8%
Real Estate	66.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class A (RAAAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RAAAX

Altegris/AACA Opportunistic Real Estate Fund

Class C (RAACX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	3.73%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
S&P 500® Index
Dow Jones U.S. Real Estate Total Return Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$15,757
$11,495
$7,456
Dec-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Altegris/AACA Opportunistic Real Estate Fund	S&P 500® Index	Dow Jones U.S. Real Estate Total Return Index
Dec-2020	$10,000	$10,000	$10,000
Jun-2021	$11,735	$11,835	$12,193
Jun-2022	$8,122	$10,578	$11,269
Jun-2023	$7,158	$12,651	$10,970
Jun-2024	$7,456	$15,757	$11,495

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 1, 2020)
Altegris/AACA Opportunistic Real Estate Fund	- 0.97%	4.17%	- 7.88%
S&P 500® Index	15.29%	24.56%	13.55%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$135,571,479
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$941,769
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.4%
Money Market Funds	2.2%
Consumer Staples	2.9%
Industrials	3.9%
Energy	5.0%
Communications	5.2%
Consumer Discretionary	6.8%
Financials	20.8%
Real Estate	66.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class C (RAACX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RAACX

Altegris/AACA Opportunistic Real Estate Fund

Class I (RAAIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	2.73%

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
S&P 500® Index
Dow Jones U.S. Real Estate Total Return Index
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$335,207
$175,230
$169,931
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Altegris/AACA Opportunistic Real Estate Fund	S&P 500® Index	Dow Jones U.S. Real Estate Total Return Index
Jun-2014	$100,000	$100,000	$100,000
Jun-2015	$109,160	$107,423	$103,621
Jun-2016	$121,277	$111,712	$125,353
Jun-2017	$136,222	$131,704	$127,138
Jun-2018	$155,569	$150,635	$133,741
Jun-2019	$161,123	$166,327	$150,873
Jun-2020	$187,188	$178,810	$140,541
Jun-2021	$259,787	$251,754	$185,875
Jun-2022	$181,472	$225,029	$171,784
Jun-2023	$161,548	$269,121	$167,225
Jun-2024	$169,931	$335,207	$175,230

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund	- 0.55%	5.19%	1.07%	5.45%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.04%	5.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$135,571,479
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$941,769
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.4%
Money Market Funds	2.2%
Consumer Staples	2.9%
Industrials	3.9%
Energy	5.0%
Communications	5.2%
Consumer Discretionary	6.8%
Financials	20.8%
Real Estate	66.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class I (RAAIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RAAIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Financial Statements

Altegris/AACA Opportunistic Real Estate Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 107.0%
	ASSET MANAGEMENT - 16.8%
24,030	Blackstone, Inc.(a)	$2,974,914
2,290,781	FTAI Infrastructure, Inc. (a)	19,769,440
		22,744,354
	DATA CENTER REIT - 11.5%
41,048	Digital Realty Trust, Inc.	6,241,348
12,292	Equinix, Inc. (a)	9,300,127
		15,541,475
	ELECTRICAL EQUIPMENT - 2.5%
19,481	GE Vernova, LLC(b)	3,341,187

	FOOD - 2.9%
1,282,789	Cadiz, Inc. (a) ,(b)	3,963,818

	HEALTH CARE REIT - 7.7%
890,864	IQHQ Private Investment, Inc.(b),(c),(d)	7,778,312
50,999	Ventas, Inc.	2,614,209
		10,392,521
	INDUSTRIAL REIT - 11.0%
110,042	Americold Realty Trust, Inc. (a)	2,810,473
73,578	Innovative Industrial Properties, Inc. (a)	8,036,189
90,583	Rexford Industrial Realty, Inc.	4,039,096
		14,885,758
	INFRASTRUCTURE REIT - 7.4%
51,332	American Tower Corporation, A(a)	9,977,915

	LEISURE FACILITIES & SERVICES - 6.8%
80,708	Caesars Entertainment, Inc.(b)	3,207,336
72,747	MGM Resorts International(b)	3,232,876
30,803	Wynn Resorts Ltd.	2,756,869
		9,197,081
	OFFICE REIT - 2.1%
24,518	Alexandria Real Estate Equities, Inc.	2,867,870

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 107.0% (Continued)
	OIL & GAS PRODUCERS — 5.0%
307,460	New Fortress Energy, Inc. (a)	$6,757,971

	RESIDENTIAL REIT - 5.5%
45,819	American Homes 4 Rent, Class A(a)	1,702,634
23,210	Equity LifeStyle Properties, Inc. (a)	1,511,667
66,060	Invitation Homes, Inc. (a)	2,370,893
15,694	Sun Communities, Inc. (a)	1,888,616
		7,473,810
	RETAIL REIT - 9.8%
330,237	Macerich Company (The) (a)	5,098,859
54,165	Simon Property Group, Inc. (a)	8,222,247
		13,321,106
	SELF-STORAGE REIT - 3.3%
28,640	CubeSmart	1,293,669
20,668	Extra Space Storage, Inc. (a)	3,212,014
		4,505,683
	SPECIALTY FINANCE - 2.5%
33,543	FTAI Aviation Ltd.	3,462,644

	SPECIALTY REIT — 7.0%
31,213	Iron Mountain, Inc.	2,797,309
337,105	NewLake Capital Partners, Inc.	6,742,100
		9,539,409
	TELECOMMUNICATIONS - 3.8%
374,222	DigitalBridge Group, Inc. (a)	5,126,841

	TRANSPORTATION & LOGISTICS - 1.4%
15,903	Kirby Corporation(b)	1,904,066

	TOTAL COMMON STOCKS (Cost $140,253,380)	145,003,509

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 4.2%
	FOOD — 0.0%(e)
2,000	Cadiz, Inc.	8.8750	Perpetual	$32,000

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
24,022	Digital Realty Trust, Inc. - Series L	5.2000	Perpetual	516,472
7,159	EPR Properties - Series C	5.7500	Perpetual	138,240
7,078	EPR Properties - Series G	5.7500	Perpetual	138,446
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	255,528
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	28,836
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	58,671
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	313,107
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	148,040
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	36,651
				1,633,991
	SPECIALTY FINANCE — 1.5%
27,280	Annaly Capital Management, Inc. - Series G(a)	9.7638	Perpetual	695,913
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	500,200
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	78,360
10,000	FTAI Aviation Ltd. Investors, LLC Series A	8.2500	Perpetual	250,300
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	153,925
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	381,964
				2,060,662
	TELECOMMUNICATIONS — 1.5%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	635,590
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	738,000
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	563,706
				1,937,296

	TOTAL PREFERRED STOCKS (Cost $5,030,604)			5,663,949

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
3,043,485	First American Government Obligations Fund, Class X, 5.23% (Cost $3,043,485)(f)	$3,043,485

	TOTAL INVESTMENTS - 113.4% (Cost $148,327,469)	$153,710,943
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%	(18,139,464)
	NET ASSETS - 100.0%	$135,571,479

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is held as collateral for the margin loan.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $7,778,312 or 5.7% of net assets.

(d)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of June 30, 2024 was $7,778,312, representing 5.7% of net assets and is illiquid.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2024.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — (1.3)%
	OFFICE REIT - (1.3)%
(377,668)	Paramount Group, Inc.	$(1,748,603)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,584,986)	$(1,748,603)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2024

ASSETS
Investment in securities, at cost	$148,327,469
Investment in securities, at value	$153,710,943
Cash and cash equivalents	244,396
Receivable for Fund shares sold	12,041
Dividends and interest receivable	873,415
Prepaid expenses and other assets	35,474
TOTAL ASSETS	154,876,269

LIABILITIES
Securities sold short, at value (proceeds $1,584,986)	1,748,603
Borrowing from Bank	17,320,796
Payable for Fund shares redeemed	90,961
Investment advisory fees payable	69,349
Dividends payable on securities sold short	13,218
Payable to Related Parties	18,821
Distribution fees (12b-1) payable	2,112
Accrued expenses and other liabilities	40,930
TOTAL LIABILITIES	19,304,790
NET ASSETS	$135,571,479

Net Assets Consist Of:
Paid-in capital	$242,204,199
Accumulated Loss	(106,632,720)
NET ASSETS	$135,571,479

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$8,412,722
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	680,132
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.37
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$13.12

Class C Shares:
Net Assets	$157,380
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,082
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$12.03

Class I Shares:
Net Assets	$127,001,377
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,103,596
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.57

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends (Tax Withholding $4,773)	$2,591,900
Interest	83,860
TOTAL INVESTMENT INCOME	2,675,760

EXPENSES
Investment advisory fees	1,045,936
Interest expense	921,454
Short sale dividend expense	26,437
Distribution (12b-1) fees:
Class A	12,314
Class C	916
Administrative services fees	76,707
Third party administrative services fees	60,929
Registration fees	32,820
Transfer agent fees	26,516
Custodian fees	21,429
Compliance officer fees	18,489
Audit fees	16,174
Legal fees	13,801
Accounting services fees	12,571
Printing	11,283
Trustees fees and expenses	8,377
Insurance expense	2,659
Other expenses	1,902
TOTAL EXPENSES	2,310,714

Less: Fees waived by the Advisor	(104,167)
NET EXPENSES	2,206,547

NET INVESTMENT INCOME	469,213

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain from:
Investments	11,696,691
Securities sold short	105,554
11,802,245
Net change in unrealized appreciation/(depreciation) from:
Investments	(15,841,310)
Securities sold short	246,685
(15,594,625)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT	(3,792,380)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,323,167)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment gain/(loss)	$469,213	$(100,336)
Net realized gain/(loss) from investments and securities sold short	11,802,245	(64,920,576)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(15,594,625)	82,478,952
Net increase/(decrease) in net assets resulting from operations	(3,323,167)	17,458,040

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
Class A	142,909	2,209,206
Class C	4,994	37,097
Class I	6,619,328	47,343,624
Class N	—	917,539
Trasnsfer of net assets:
From Class N to Class A	—	(10,592,180)
To Class A from Class N	—	10,592,180
Payments for shares redeemed:
Class A	(2,770,892)	(6,640,346)
Class C	(34,350)	(70,760)
Class I	(41,032,029)	(102,260,967)
Class N	—	(6,972,654)
Net decrease in net assets from capital share transactions	(37,070,040)	(65,437,261)

TOTAL DECREASE IN NET ASSETS	(40,393,207)	(47,979,221)

NET ASSETS
Beginning of Year	175,964,686	223,943,907
End of Year/Period	$135,571,479	$175,964,686

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31, 2023
	(Unaudited)
CAPITAL SHARE ACTIVITY
Class A
Shares Sold	11,299	179,335
Shares Transferred in from Class N	—	862,106
Shares Redeemed	(217,567)	(566,480)
Net increase/(decrease) in shares outstanding	(206,268)	474,961

Class C
Shares Sold	409	3,255
Shares Redeemed	(2,848)	(6,136)
Net decrease in shares outstanding	(2,439)	(2,881)

Class I
Shares Sold	519,483	3,840,204
Shares Redeemed	(3,235,034)	(8,680,076)
Net decrease in shares outstanding	(2,715,551)	(4,839,872)

Class N (a)
Shares Sold	—	77,095
Shares Transferred to Class A	—	(861,223)
Shares Redeemed	—	(580,924)
Net decrease in shares outstanding	—	(1,365,052)

(a)	Effective July 21, 2023, the Class N shares were discontinued.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended June 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(3,323,167)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(52,339,036)
Proceeds from sale of investments	92,214,083
Net sales of short-term investments	1,085,888
Net change in unrealized appreciation (depreciation)	15,594,625
Net realized gains from investments	(11,802,245)
Increase in receivable for Fund shares sold	(4,937)
Decrease in dividends and interest Recievable	123,928
Decrease in prepaid expenses and other assets	9,817
Decrease in payable to related parties	(6,256)
Decrease in investment advisory fee payable	(58,743)
Decrease in payable for Fund shares redeemed	(305,451)
Decrease in dividends in payable on securities sold short	(7,000)
Decrease in distributions (12b-1) fees	(690)
Decrease in accrued expenses and other liabilities	(15,018)
Net Cash Used in Operating Activities	41,165,798

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued, net	6,767,231
Payment of Shares repurchased,	(43,837,271)
Borrowing proceeds	41,023,695
Borrowing payments	(45,894,118)
Net Cash Provided in Financing Activities	(41,940,463)

NET INCREASE IN CASH	(774,665)
CASH - BEGINNING OF PERIOD	1,019,061
CASH - END OF PERIOD	$244,396

Supplemental disclosure of cash flow information:

Interest expense paid	$921,454

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2024		2023		2022		2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$12.65		$11.38		$20.40		$21.43		$17.97	$12.57
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.02		(0.03)		(0.08)		(0.16)		0.00	0.09
Net realized and unrealized gain/(loss) on investments	(0.30)		1.30		(8.05)		1.79		5.04	5.68
Total income/(loss) from investment operations	(0.28)		1.27		(8.13)		1.63		5.04	5.77
Less distributions from:
Net investment income	—		—		—		—		(0.09)	(0.06)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)	(0.31)
Total distributions	—		—		(0.89)		(2.66)		(1.58)	(0.37)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of year/period	$12.37		$12.65		$11.38		$20.40		$21.43	$17.97
Total return (3,4)	(2.21	)% (9)	11.16%		(40.19)%		8.58%		28.16%	46.00%
Net assets, at end of year/period (000s)	$8,413		$11,210		$4,683		$25,215		$24,905	$15,191
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	3.11	% (5,10)	3.05	% (5)	2.44	% (5)	2.17	% (5)	2.23%	2.30%
Expenses, after waiver and reimbursement (6,8)	2.98	% (10)	2.96%		2.43%		2.17%		2.22%	2.30%
Ratio of net investment income to average net assets (7)	0.32	% (10)	(0.22)%		(0.48)%		(0.72)%		0.01%	0.55%
Portfolio Turnover Rate	28	% (9)	54%		42%		63%		61%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.93	% (10)	1.89%	1.81%	1.80%	1.81%	1.78%
Expenses, after waiver and reimbursement	1.80	% (10)	1.80%	1.80%	1.80%	1.80%	1.78%

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30,		December 31,		December 31,		December 31,		December 31,
	2024		2023		2022		2021		2020*
	(Unaudited)
Net asset value, beginning of year/period	$12.35		$11.19		$20.24		$21.43		$21.56
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.02)		(0.12)		(0.11)		(0.25)		0.00	(2)
Net realized and unrealized gain/(loss) on investments	(0.30)		1.28		(8.05)		1.72		1.40
Total income/(loss) from investment operations	(0.32)		1.16		(8.16)		1.47		1.40
Less distributions from:
Net investment income	—		—		—		—		(0.04)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)
Total distributions	—		—		(0.89)		(2.66)		(1.53)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of year/period	$12.03		$12.35		$11.19		$20.24		$21.43
Total return (3,5)	(2.59	)% (4,5)	10.37%		(40.66)%		7.83%		6.61	% (4)
Net assets, at end of year/period (000s)	$157		$192		$206		$84		$0	(6)
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (8,11)	3.86	% (7,10)	3.63	% (7)	3.19	% (7)	2.92	% (7)	2.98	% (10)
Expenses, after waiver and reimbursement (8,11)	3.73	% (10)	3.54%		3.18%		2.92%		2.97	% (10)
Ratio of net investment income to average net assets (9)	(0.36	)% (10)	(1.02)%		(0.77)%		(1.14)%		0.19	% (10)
Portfolio Turnover Rate	28	% (4)	54%		42%		63%		61	% (4)

*	Class C commenced operations on December 1, 2020

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount less than 1,000.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Annualized.

(11)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	2.68	% (10)	2.64%	2.56%	2.55%	2.56%
Expenses, after waiver and reimbursement	2.55	% (10)	2.55%	2.55%	2.55%	2.55%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2024		2023		2022		2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$12.84		$11.52		$20.59		$21.55		$18.08	$12.64
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.04		(0.01)		(0.03)		(0.10)		0.05	0.14
Net realized and unrealized gain/(loss) on investments	(0.31)		1.33		(8.15)		1.80		5.06	5.70
Total income/(loss) from investment operations	(0.27)		1.32		(8.18)		1.70		5.11	5.84
Less distributions from:
Net investment income	—		—		—		—		(0.15)	(0.09)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)	(0.31)
Total distributions	—		—		(0.89)		(2.66)		(1.64)	(0.40)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)
Net asset value, end of year/period	$12.57		$12.84		$11.52		$20.59		$21.55	$18.08
Total return (3,4)	(2.10	)% (9)	11.46%		(40.06)%		8.86%		28.45%	46.34%
Net assets, at end of year/period (000s)	$127,001		$164,563		$203,502		$621,281		$519,163	$329,530
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	2.86	% (5,10)	2.61	% (5)	2.19	% (5)	1.92	% (5)	1.99%	2.02%
Expenses, after waiver and reimbursement (6,8)	2.73	% (10)	2.52%		2.18%		1.92%		1.97%	2.02%
Ratio of net investment income to average net assets (7)	0.60	% (10)	(0.04)%		(0.19)%		(0.45)%		0.24%	0.83%
Portfolio Turnover Rate	28	% (9)	54%		42%		63%		61%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.68	% (10)	1.64%	1.56%	1.56%	1.56%	1.54%
Expenses, after waiver and reimbursement	1.55	% (10)	1.55%	1.55%	1.55%	1.55%	1.54%

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014, and seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and are subject to 12b-1. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares commenced operations on December 1, 2020, and are offered at their NAV without an initial sales charge and are subject to 12b-1. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. As of July 21, 2023, the Class N shares were discontinued, the existing Class N shareholders as of that date were redesignated as Class A shareholders with any sales loads associated with Class A shares waived. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to custodian liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of June 30, 2024, using level 2 inputs. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of June 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$137,225,197	$—	$7,778,312	145,003,509
Preferred Stock	5,663,949	—	—	5,663,949
Short-Term Investments	3,043,485	—	—	3,043,485
Total Assets	$145,932,631	$—	$7,778,312	$153,710,943

Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$1,748,603	$—	$—	$1,748,603
Total Liabilities	$1,748,603	$—	$—	$1,748,603

*	Refer to the Schedule of Investments for classifications.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

IQHQ
Beginning Balance	$21,334,501
Total realized gain/(loss)	—
Change in Unrealized Appreciation/(Depreciation)	(13,556,189)
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$7,778,312

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investment that is categorized within Level 3 of the fair value hierarchy as of June 30, 2024:

					Impact to
					valuation from
Assets	Fair Value at			Unobservable	an increase in
(at fair value)	June 30, 2024	Valuation Technique	Unobservable Inputs	Input Value	input*
IQHQ	$7,778,312	Real Estate Appraisal Values	Exit Capitalization Rate Discount Rate Share Dilution*	5.25% to 7.00% 6.75% to 10.50% N/A*	Decrease Decrease N/A*

*	An increase in share dilution would result in a decrease in valuation.

During the six-month period ended June 30, 2024, management determined that the Fund’s IQHQ fair value methodology should be changed after the review of Company issued materials and adverse market conditions. The June 30, 2024 NAV per share was determined by using a third-party valuation, which incorporated fair value estimates of properties owned by the Company and adjustments to the ownership structure of the Company. The fair value estimates of the properties were determined by some or all of a direct capitalization approach, an income approach, and a comparable sales approach. These approaches utilized various inputs and analyses which included, but were not limited to, discounted cash flow analyses and references to market comparable data. The discounted cash flow analyses considered previous appraisals for qualitative considerations and current market rates. The most significant unobservable inputs utilized in determining the fair value of these properties are capitalization rates and discount rates, which ranged from 5.25% to 7.00% and 6.75% to 10.50%, respectively. The fund valuation designee and Sub-adviser continue to monitor the Company through the review of Company issued materials such as financial statements, appraisals, and other investor materials and through discussions with its management. The Sub-adviser and Adviser may recommend to adjust the NAV per share based on this information.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments, for the six months ended June 30, 2024, were as follows:

		Cover Short	Securities Sold
Purchases	Sales	Sale	Short
$51,347,780	$92,047,779	$991,257	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity, currency, and counterparty risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of the Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisers, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.30%. Pursuant to the investment advisory agreement, the Advisor earned $1,045,936 for the six months ended June 30, 2024.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.80%, 2.55%, and 1.55% through October 31, 2025, of the daily average net assets attributable to each of the Class A, Class C, and Class I shares, respectively. For the six months ended June 30, 2024, the Advisor waived $104,167 of advisory fees.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2024	$3,774
December 2025	44,986
December 2026	183,322
$232,082

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% for Class A and 1.00% for Class C of the average daily net assets attributable to each Class, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2024, pursuant to the Plan, Class A and Class C shares paid the amounts of $12,314 and $916, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. During the six months ended June 30, 2024, for Class A and Class C shares, the Distributor received $273 and $79 in underwriting commissions for sales of the Fund, of which $36 and $29 were retained by the principal underwriter for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
Cost for Federal	Unrealized	Unrealized	Appreciation/
Tax Purposes	Appreciation	Depreciation	(Depreciation)
$155,815,719	$23,649,718	$(27,503,097)	$(3,853,379)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$—	$—
Long-Term Capital Gain	—	17,223,666
Return of Capital	—	—
	$—	$17,223,666

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,333,441	$—	$(8,258,972)	$(104,747,373)	$(3,377,895)	$11,741,246	$(103,309,553)

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to adjustments for passive foreign investment companies and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund are primarily attributable to disallowed business interest expense carryforward and the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $8,258,972.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$45,095,610	$59,651,763	$104,747,373	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$1,829,362	$(1,829,362)

7.	BORROWING FROM BANK

The Fund may employ leverage by borrowing. To employ this leverage the Fund has an asset-based financing agreement with JP Morgan Cash Bank NA. The amounts that can be borrowed will fluctuate based on the assets held by the Fund. As of June 30, 2024, the balance outstanding was $17,320,796. The Interest rate as of June 30, 2024 was 6.92%. The Fund’s average borrowings during the six months was $25,945,950 with an average rate of 6.92%. The total interest paid on borrowings for the six months was $907,483. The loan is recorded at cost on the Statement of Assets and Liabilities. As of June 30, 2024, the fair value of the loan outstanding approximates cost; fair value of the loan outstanding is estimated using level 2 inputs in the fair value hierarchy.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 20244, Charles Schwab and Co. Inc. and National Financial Services, LLC were the record owners of 25.48% and 39.88% respectively of the Fund’s outstanding shares. Charles Schwab and Co. Inc. and National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab and Co. Inc. and National Financial Services, LLC may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR	ADMINISTRATOR

Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/AACA Opportunistic Real Estate Fund
SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/5/2024